Goodwill and Core Deposit Intangibles - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 346,000,000	$ 346,000,000
Goodwill impairment	0	0	$ 0
Below market lease, gross	$ 52,000,000	$ 52,000,000